Share Based Compensation (Details) - CNY (¥)		6 Months Ended	12 Months Ended
	Dec. 14, 2019	Jun. 30, 2022	Dec. 31, 2020	Dec. 31, 2017	Dec. 31, 2021	Mar. 30, 2020
Share Based Compensation (Details) [Line Items]
Shares granted				2,178,528
Vesting period				5 years
Subscription price (in Yuan Renminbi per share)				¥ 1
Share based compensation description	On December 14, 2019 (“Vesting Commencement Date”), the Company further granted 8,357,311 share units to employees which vested one week after the Vesting Commencement Date at weighted average subscription price of US$0.0055 per unit.
Shares issued		531,005				3,050,701
Issuance percentage		1.00%
Shares outstanding		531,005
Issued shares percentage			15.00%
Share based compensation description			The Likeshuo ESOP Reservation has reserved 21 Likeshuo HK’s ordinary shares. As of December 31, 2020, the unrecognized share-based compensation cost related to its restricted shares was RMB15,650. The share-based compensation expense of RMB24,592 for Likeshuo ESOP Reservation was charged to general and administrative expenses for the year ended December 31,2020.
General and administrative expenses (in Yuan Renminbi)		¥ 5,099
First anniversary [Member]
Share Based Compensation (Details) [Line Items]
Issuance percentage		1.00%
Likeshuo HK [Member]
Share Based Compensation (Details) [Line Items]
Issued shares percentage			5.00%
Share based compensation description			The consideration in respect of the Likeshuo Management Investment and Likeshuo ESOP Reservation consists of (i) RMB20,000 cash consideration payable from the relevant Likeshuo management’s personal funds; and (ii) satisfaction of certain performance targets for the Likeshuo online business. The cash consideration was determined based on the valuation of the Likeshuo online business, at approximately RMB301,200, as conducted by an independent third-party valuer. Restricted shares are granted from post incentives and performance incentives, which are unlocked in three years.
Likeshuo HK’s [Member]
Share Based Compensation (Details) [Line Items]
Shares issued					44,250
2018 Share Incentive Plan [Member]
Share Based Compensation (Details) [Line Items]
Maximum aggregate number of options		20,085,242